Fair Value Measurements (Details) $ in Thousands	3 Months Ended	4 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)
Fair Value Measurements [Abstract]
Embedded derivative	$ 0	$ 0
Other income	$ 3,000	$ 2,900